Investment Securities (Gross Realized Gains and Losses on Sale of Investment Securities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 257	$ 369
Realized losses	(15)	(5)
Net realized gains on securities	$ 242	$ 364